Income tax provision - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforward	$ 55,953	$ 51,251	$ 42,803
Corporate tax rate	22.00%	22.00%	22.00%
Research and development [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit forwards	$ 1,600
Norway [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforward	251,100
Recognition of corporate tax	$ 55,200
Corporate tax rate	22.00%
United Kingdom [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforward	$ 1,900
Recognition of corporate tax	$ 361
Corporate tax rate	19.00%
China [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforward	$ 771
Recognition of corporate tax	$ 18
Corporate tax rate	2.50%
United States [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforward	$ 135
United States [member] | Research and development [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax credit forwards	$ 1,600